Segment Information (Tables)	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Unaudited Condensed Consolidated Statements of Operations	The following table presents the significant revenue and expense categories of the Company’s two operating segments:
	For the Years Ended June 30, 2025
	Entertainment events	Consulting service	Cryptocurrency mining	Total
Revenue	$-	$-	$8,726,016	$8,726,016
Less cost of revenue	-	-	8,978,518	8,975,518
Segment gross loss	-	-	(249,502)	(249,502)
Less:
Amortization expenses	2,380,000	-	-
Payroll expenses	52,438	15,071	270,302
Professional expenses	-	3,150	5,295
Travel expenses	-	-	208,614
Office expenses	103,457	13,060	6,179
Other selling, general and administrative expenses	3,287	1,645	1,775
Allowance for credit losses	1,105,000	-	-
Provision for impairment loss on prepayments	10,535,833	-	-
Impairment loss of long-lived assets	14,626,083	-	-
Other expense, net	229,055	-	-
Finance expense	-	1,285	3,912
Segment loss	(29,035,693)	(34,211)	(745,579)	(29,815,483)

Reconciliation of loss
Less: unallocated amounts
Payroll expenses				903,825
Professional expenses				1,141,737
Travel expenses				12,812
Office expenses				7,231
Other selling, general and administrative expenses				35,596
Stock compensation expenses				1,675,065
Other expense, net				28
Interest income				(600,243)
Loss on extinguishment of debts				407,212
Amortization of debt issuance costs				6,023,259
Finance expense				3,579,450
Net loss				$(43,001,455)
	For the Years Ended June 30, 2024
	Entertainment events	Consulting service	Cryptocurrency mining	Total
Revenue	$2,722,642	$107,800	-	$2,830,442
Less cost of revenue	1,979,400	14,000	-	1,993,400
Segment gross profits	743,242	93,800	-	837,042
Less:
Amortization expenses	4,160,000	-	-
Payroll expenses	495,784	262,250	-
Professional expenses	-	15,927	-
Office expenses	107,123	22,759	-
Other taxes	-	23,455	-
Other selling, general and administrative expenses	13,215	2,657	-
Allowance for credit losses	16,911,550	-	-
Other income, net	(333,333)	-	-
Finance expense	-	1,143	-
Segment loss	(20,611,097)	(234,391)	-	(20,845,488)

Reconciliation of loss
Less: unallocated amounts
Payroll expenses				1,119,791
Professional expenses				511,844
Travel expenses				287,027
Office expenses				36,462
Other selling, general and administrative expenses				5,772
Allowance for credit losses				332
Stock compensation expenses				3,868,649
Amortization of debt issuance costs				100,000
Finance expense				88,975
Net loss				(26,864,340)

	For the Years Ended June 30, 2023
	Entertainment events	Consulting service	Cryptocurrency mining	Total
Revenue	$-	$-	$-	$-
Less cost of revenue	-	-	-	-
Segment gross profits	-	-	-	-
Less:
Amortization expenses	3,084,781		-
Payroll expenses	484,875	304,500	-
Professional expenses	-	32,455	-
Travel expenses	4,489	-	-
Office expenses	91,314	30,496	-
Other selling, general and administrative expenses	7,649	31,017	-
Allowance for credit losses	9,850,811	-	-
Impairment loss of long-lived assets	-	7,497,062	-
Finance expense	-	1,109	-
Segment loss	(13,523,919)	(7,896,639)	-	(21,420,558)

Reconciliation of loss
Less: unallocated amounts
Amortization expenses				2,759,031
Payroll expenses				1,639,109
Professional expenses				1,038,561
Travel expenses				263,616
Advertising expenses				4,783,131
Office expenses				328,774
Other selling, general and administrative expenses				133,734
Research and development expenses				121,580
Stock compensation expenses				3,493,563
Impairment loss of long-lived assets				1,860,000
Other expense, net				2,844
Finance expense				5,164
Net loss				$(37,849,665)